OVERVIEW AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Oct. 31, 2024
Accounting Policies [Abstract]
Restricted Cash and Cash Equivalents
Restricted Cash and Restricted Cash Equivalents. Restricted cash and restricted cash equivalents are included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. A reconciliation of cash, cash equivalents and restricted cash to the consolidated balance sheet follows:

	October 31,
	2024	2023	2022
	(in millions)
Cash and cash equivalents	$1,329	$1,590	$1,053
Restricted cash included in other assets	3	3	3
Total cash, cash equivalents and restricted cash	$1,332	$1,593	$1,056